RECENT ACCOUNTING PRONOUNCEMENTS	12 Months Ended
Dec. 31, 2021
Disclosure of recent accounting pronouncements [Abstract]
RECENT ACCOUNTING PRONOUNCEMENTS	RECENT ACCOUNTING PRONOUNCEMENTS

Adoption of Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16 – Interest Rate Benchmark Reform – Phase 2

The Company adopted Interest Rate Benchmark Reform - Phase 2 (Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16) on January 1, 2021. The amendments address the financial reporting impact from reform of the London Interbank Offered Rate (LIBOR) and other benchmark interest rates (collectively “IBOR reform”).

As at December 31, 2021, these amendments have not affected the Company’s consolidated financial statements as the Company has not yet transitioned any agreements that are exposed to the London Inter-bank Offered Rate (LIBOR) to an alternative benchmark interest rate. While there remains some uncertainty around the timing of adoption and the precise nature of an alternative benchmark rate, the replacement of the rate is not expected to result in a significant change in the Company’s interest rate risk management strategy or interest rate risk. The Company’s revolving credit facility (currently undrawn) is the most significant financial instrument exposed to LIBOR. The Company continues to monitor developments on alternative benchmark interest rates and expects to transition to alternative rates as widespread market practice is established. The revolving credit facility also includes language to replace LIBOR with a suitable alternative benchmark rate once that matter is resolved.

Other Narrow Scope Amendments to IFRSs and IFRS Interpretations

The Company adopted various amendments to IFRSs, which were effective for accounting periods beginning on or after January 1, 2021. The impact of adoption was not significant to the Company's consolidated financial statements.

New and Revised IFRSs, Narrow Scope Amendments to IFRSs and IFRS Interpretations not yet Effective

Certain pronouncements have been issued by the IASB that are mandatory for accounting periods after December 31, 2021. There are currently no such pronouncements that are expected to have a significant impact on the Company's consolidated financial statements upon adoption; however, the pronouncement below may have a significant impact in future periods.

Property, Plant and Equipment: Proceeds before Intended Use (Amendments to IAS 16).
These amendments clarify the accounting for the net proceeds from selling any items produced while bringing an item of property, plant and equipment to the location and condition necessary for it to be capable of operating in the manner intended by management. The amendments prohibit entities from deducting amounts received from selling items produced from the cost of property, plant and equipment while the Company is preparing the asset for its intended use. Instead, sales proceeds and the cost of producing these items will be recognized in the consolidated statements of operations. The amendments are effective for annual reporting periods beginning on or after January 1, 2022, with earlier application permitted. The amendments apply retrospectively, but only to assets brought to the location and condition necessary for them to be capable of operating in the manner intended by management on or after the beginning of the earliest period presented in the financial statements in which the Company first applies the amendments.